Oak Ridge Multi Strategy Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Oak Ridge Multi Strategy Fund (the "Fund") is to provide capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 22 of this Prospectus and in "Appendix A –Waivers and Discounts Available from Intermediaries."

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Oak Ridge Multi Strategy Fund - USD ($)	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
Wire fee	20		20		20
Overnight check delivery fee	25		25		25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15
[1]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oak Ridge Multi Strategy Fund		Class A	Class C	Class I
Management fees	[1]	none	none	none
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses	[2]	0.63%	0.45%	0.51%
Acquired fund fees and expenses	[2]	1.08%	1.08%	1.08%
Total annual fund operating expenses	[3]	1.96%	2.53%	1.59%
Recoupment of fees waived and/or expenses reimbursed	[4]	0.20%	0.20%	0.20%
Total annual fund operating expenses after recoupment of fees waived and/or expenses reimbursed	[3],[4]	2.16%	2.73%	1.79%
[1]	Management fees have been restated to reflect current fees. The Fund's advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the advisor ("affiliated investments"). The Fund's advisor receives management fees of 0.50% for Fund assets invested in non-affiliated investments. The Fund's advisor expects the Fund's assets to initially be invested entirely in affiliated investments. If the Fund invests in non-affiliated investments, management fees would be higher.
[2]	Other expenses and Acquired fund fees and expenses have been restated to reflect estimated fees for the current fiscal year.
[3]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20%, 2.10%, and 1.17% of the average daily net assets of the Fund's Class A, Class C and Class I shares, respectively. This agreement is in effect until September 30, 2027, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment, subject to certain limitations, including a maximum reimbursement of 0.20% per fiscal year. The amounts shown above under recoupment of fees waived and/or expenses reimbursed are estimated fees for the current fiscal year. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Oak Ridge Multi Strategy Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	781	1,212	1,668	2,925
Class C	378	847	1,445	3,061
Class I	182	563	970	2,105

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
Oak Ridge Multi Strategy Fund | Class C | USD ($)	276	847	1,445	3,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by primarily investing in other mutual funds ("underlying funds"). The Fund primarily invests in mutual funds managed by Oak Ridge Investments LLC (the "Advisor"), the Fund's advisor, but may also invest in unaffiliated mutual funds or exchange-traded funds ("ETFs") to gain exposure to asset classes not available through a fund managed by the Advisor. In addition, the Fund may also invest directly in securities when the Advisor believes doing so is more likely to increase yield or enhance returns than investing in underlying funds.

The Fund is a multi-strategy fund that will invest directly or indirectly through underlying funds in the following asset classes:

•	Equity securities of U.S. and foreign companies (including emerging market companies) of any market capitalization, including common stock, preferred stock, warrants, rights and initial public offerings ("IPOs"). Exposure to equity securities of foreign companies may be through American and Global Depositary Receipts ("ADRs" and "GDRs").

•	Fixed income securities of U.S. and foreign issuers (including emerging market issuers) of any maturity and credit quality, including high-yield debt securities (often called "junk bonds"), investment grade debt securities, mortgage-related and other asset-backed securities, municipal bonds, U.S. Government securities, convertible securities, bank loans, inflation-linked investments and cash equivalents.

As part of the Advisor's multi-strategy investment process, the Advisor allocates the Fund's investments among underlying funds based on an evaluation of three strategies: strategic asset allocation (generally, the weighting of allocations among broad asset classes to seek to capture market returns), tactical asset allocation (generally, the weighting of allocations to various sub-categories within broad asset classes to seek to add value relative to the general strategic allocations) and fund selection. The Advisor intends to invest Fund assets in underlying funds with equity exposure across the small to large capitalization range, as well as across value and growth styles as well as core or blend styles which exhibit both growth and value characteristics. The Advisor may also invest Fund assets in underlying funds with exposure to fixed income securities issued by a variety of issuers and across a range of maturities and credit quality. The Advisor will consider broad economic and market factors as well as diversification and risk management in assessing the strategic and tactical components of the allocation. The Advisor's analysis in selecting underlying funds includes an assessment of a fund's past performance, volatility and other risk characteristics, and correlation with other funds and benchmarks. The Advisor also analyzes the underlying fund's investment strategies, investment process and portfolio management team.

The Fund does not have target ranges for the allocation of assets among asset classes or individual underlying funds and there is no maximum or minimum exposure that the Fund must maintain with respect to any asset class. Accordingly, the Advisor will adjust the Fund's exposure to different asset classes and underlying funds to take advantage of current or expected market conditions, or to manage risk. From time to time, the Fund may own a majority of the shares of an underlying fund managed by the Advisor. The Fund initially intends to allocate its assets among the Oak Ridge Disciplined Growth Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge International Small Cap Fund, Oak Ridge Dividend Growth Fund and Oak Ridge Global Resources & Infrastructure Fund, and initially expects to invest 25% or more of its assets in the Oak Ridge Disciplined Growth Fund and Oak Ridge Dynamic Small Cap Fund.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. The Fund's exposure to the risks discussed below may be through the Fund's direct investments or indirect through the Fund's investments in underlying funds. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Bank Loan Risk. Bank loans and loan participations are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid or subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the ability to dispose of particular bank loans. Bank loans may also be subject to extension risk and prepayment risk.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund's portfolio will typically decline.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF and Mutual Funds Risk. The Fund's investment in ETFs and mutual funds (including other funds managed by the Fund's advisor), generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value. Investing in ETFs or mutual funds involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

The Fund may invest in affiliated mutual funds managed by the Advisor. The Advisor may be subject to potential conflicts of interest in selecting underlying funds because the management fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated and unaffiliated underlying funds. To the extent the Fund invests a significant percentage of its assets in any one affiliated mutual fund or across multiple affiliated mutual funds, the Fund will be subject to a greater degree to the risks particular to the investment strategies employed by the Advisor.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer.

Foreign Investment Risk. The Fund's investments in underlying funds that invest in foreign stocks or the Fund's direct investments in foreign securities can be riskier than U.S. stock investments. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Government-Sponsored Entities Risk. The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

High Yield ("junk") Bond Risk. High yield bonds are debt securities rated below investment grade (often called "junk bonds"). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as Treasury inflation-protected securities ("TIPS") are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term and lower rated securities being more volatile than shorter-term securities and higher rated securities. Falling interest rates also create the potential for a decline in the Fund's income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund's investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management and Strategy Risk. The value of your investments depends on the judgment of the Fund's Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund's advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. To the extent that the Fund invests a significant percentage of its assets in any one underlying fund, the Fund will be subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Municipal Securities Risk. Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund's investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company's creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Small Cap and Mid Cap Company Risk. The securities of small capitalization and mid capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security's inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right. If the Fund owns common stock of a company, failing to exercise rights to purchase common stock would dilute the Fund's interest in the issuing company. The market for rights is not well developed, and the Fund may not always realize full value on the sale of rights.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 1000 Growth Index, a broad-based market index, and the S&P 500 Index, an additional broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund's website, www.oakridgeinvest.com, or by calling the Fund at 1-855-551-5521.

The Fund acquired the assets and liabilities of another mutual fund (the "predecessor fund") on October 17, 2014, at the same time as a change in control of the Fund's advisor. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. Performance results shown in the bar chart and the performance table below for the period prior to October 17, 2014, reflect the performance of the predecessor fund.

On July 18, 2017, the Fund's investment strategy changed. Previously, the Fund invested primarily in equity securities of large capitalization companies with above average potential for earnings growth. Accordingly, performance of the Fund prior to July 18, 2017 is based on the Fund's prior investment strategy.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Calendar-Year Total Return (before taxes) for Class A shares For each calendar year at NAV

The year-to-date return as of June 30, 2017, was 2.81%.

Class A
Highest Calendar Quarter Return at NAV (non-annualized)	16.34%	Quarter ended 03/31/2012
Lowest Calendar Quarter Return at NAV (non-annualized)	(21.95)%	Quarter ended 12/31/2008

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - Oak Ridge Multi Strategy Fund	1 Year	5 Years	10 Years
Class A	(5.37%)	9.86%	4.19%
Class A | After Taxes on Distributions	(5.37%)	9.86%	4.05%
Class A | After Taxes on Distributions and Sales	(3.04%)	7.82%	3.32%
Class C	(1.49%)	10.20%	3.88%
Class I	0.39%	11.24%	4.96%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.50%	8.33%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A shares.